SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 13:	SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company’s business) and follows the requirements of ASC Topic 280, “Segment Reporting”.

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2016		2015		2014
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
Africa	5,681	-	20,425	-	24,083	-
European countries	1,211	-	1,325	-	3,901	-
South America	1,803	-	1,420	-	1,479	-
United States	9,888	122	121	14	126	16
Israel	724	1,043	161	874	50	600
APAC	675	-	-		-
Other	43	-	109	-	64	-

	20,025	1,165	28,340	888	29,703	616

-	Revenues were attributed to countries based on the customer’s location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

b.	Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2016	2015	2014
	$	$	$

Raw materials and equipment	3,353	9,427	4,982
Electronic monitoring	4,437	-	-
Treatment programs	4,530	-	-
Maintenance, royalties and project management	7,705	18,913	24,721

	20,025	28,340	29,703

c.	Major customer data as a percentage of total sales:

	Year ended December 31,
	2016	2015	2014

Customer A	6%	17%	42%
Customer B	5%	30%	19%
Customer C	13%	30%	18%
Customer D	-	3%	13%
Customer E	-	9%	-
Customer F	8%	5%	5%

d.	Summary information about segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer.

	Year ended December 31, 2016

	Cyber	Connectivity	Government	Total

Revenues	1,760	1,527	16,738	20,025

Operating Loss	(2,072)	(1,557)	(7,970)	(11,599)

Total property and Equipment net	84	175	906	1,165